Loss Per Share	12 Months Ended
Dec. 31, 2022
Loss Per Share
Loss Per Share

25.  Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the Year Ended December 31,
	2020	2021	2022
Numerator:
Net loss	(5,304,082)	(4,016,949)	(14,437,104)
Accretion on redeemable non-controlling interests to redemption value	(311,670)	(6,586,579)	(279,355)
Net loss attributable to non-controlling interests	4,962	31,219	157,014
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(5,610,790)	(10,572,309)	(14,559,445)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,182,660,948	1,572,702,112	1,636,999,280
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(4.74)	(6.72)	(8.89)

For the years ended December 31, 2020, 2021 and 2022, the Company had potential ordinary shares, including non-vested restricted shares, option granted and convertible notes. As the Group incurred losses for the years ended December 31, 2020, 2021 and 2022, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted average numbers of  these potential ordinary shares outstanding are as following:

	For the Year Ended December 31,
	2020	2021	2022
Restricted shares	—	1,358,110	4,051,753
Outstanding weighted average options granted	52,558,756	56,768,907	55,132,378
Convertible notes	183,942,782	45,323,169	37,671,003
Total	236,501,538	103,450,186	96,855,134